Consolidated Balance sheets (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 9,652,146	$ 18,426,622
Accounts receivable, net	54,988,661	2,608,325
Inventories	3,565,417	22,433,140
Advances to suppliers	63,262,135	40,485,521
Prepayment and other current assets	3,117,680	2,926,425
Loan receivable from third parties	1,580,000	400,000
Due from related party	175,930	39,238
Total current assets	136,341,969	87,319,271
NON - CURRENT ASSETS:
Property and equipment, net	188,305	322,397
Construction in progress	394,805
Intangible assets, net	7,893	8,633
Operating lease right-of-use assets	187,800	241,554
Deferred tax assets	221,195	129,034
Total non - current assets	999,998	701,618
TOTAL ASSETS	137,341,967	88,020,889
CURRENT LIABILITIES:
Short-term borrowings		1,568,455
Accounts payable	42,169,789	14,116,569
Accrued expenses and other payables	12,062,493	3,597,440
Advances from customers	38,568,323	42,231,914
Due to related parties	8,972,893	1,215,573
Deferred government grant - current	37,046	38,111
Operating lease liabilities - current	24,655	51,239
Total current liabilities	101,835,199	62,819,301
NON - CURRENT LIABILITIES:
Deferred government grant - non current	121,927	147,812
Total non - current liabilities	121,927	147,812
TOTAL LIABILITIES	101,957,126	62,967,113
Commitments and contingencies
SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 24,254,842 and 24,254,842 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively)	24,255	24,255
Class B Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 2,100,000 and 2,100,000 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively)	2,100	2,100
Additional paid-in capital	26,010,366	26,010,366
Statutory reserves	348,131	63,659
Retained earnings/(Accumulated deficit)	12,822,783	(1,459,779)
Accumulated other comprehensive (loss)/income	(3,822,794)	413,175
Total shareholders’ equity	35,384,841	25,053,776
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 137,341,967	$ 88,020,889